Share Plans Fair Value Assumptions of Performance Shares Granted (Details) (Performance Share Units)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	25.00%	28.70%	31.40%
Peer group stock price volatility	23.80%	29.10%	33.30%
Correlation of returns	53.10%	47.50%	49.70%